EXPENSES - Expenses by nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Expenses by nature [abstract]
(Increase) decrease in finished goods inventory	$ (5)	$ 7
Raw materials and consumables used	11,144	10,726
Rebates	(1,244)	(1,195)
Freight and distribution	543	588
Short-term employee benefits	1,349	1,275
Post-employment benefits	55	54
Share-based payments	69	55
Depreciation of property, plant and equipment	420	385
Amortization of intangibles	110	108
Operating leases	211	197
Other	18	86
Expenses, by nature	12,670	12,286
Expense line items [abstract]
Cost of product sold	10,340	10,078
Selling expense	2,014	1,913
General and administrative expense	247	240
Share-based payments	69	55
Expenses, by nature	$ 12,670	$ 12,286